RELATED PARTY TRANSACTIONS - Narrative (Details)		12 Months Ended
	Jun. 28, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 23, 2022 USD ($) loanAgreement	Dec. 23, 2022 CAD ($) loanAgreement	Mar. 31, 2022 USD ($)	Mar. 09, 2022 USD ($)	Jan. 07, 2022 USD ($)
Related Party Transaction [Line Items]
Line of credit facility, expiration period	3 years
Credit facility, amount outstanding	$ 200,000,000							$ 400,000,000
Repayment of borrowings to related parties		$ 633,000,000	$ 582,000,000	$ 0
Investments		30,295,000,000	5,418,000,000
Related Party
Related Party Transaction [Line Items]
Investments		4,000,000,000
Cash on deposit		779,000,000	64,000,000
Brookfield Reinsurance Agreements | Related Party
Related Party Transaction [Line Items]
Equity commitment		2,000,000,000
Equity commitment, drawn			$ 0
Brookfield Reinsurance Agreements | Related Party | Brookfield Credit Agreement
Related Party Transaction [Line Items]
Line of credit facility, expiration period			3 years
Credit facility, maximum borrowing capacity							$ 400,000,000
Credit facility, amount outstanding		0
Lease and Building Service Arrangements | Related Party | BPO
Related Party Transaction [Line Items]
Operating lease, cost		700,000	$ 400,000
Operating lease, liability		1,000,000	$ 1,000,000
North End Re (Cayman) SPC Loan | Related Party | BIHI
Related Party Transaction [Line Items]
Debt instrument, face amount									$ 255,000,000
Subsidiaries Borrowing | Related Party | BRILP
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 100,000,000	$ 300,000,000
Debt instrument, number of loan agreements | loanAgreement					2	2
Subsidiaries Borrowing | Related Party | NER SPC
Related Party Transaction [Line Items]
Repayment of borrowings to related parties		379,000,000
Promissory Notes | Related Party | BTMI
Related Party Transaction [Line Items]
Debt instrument, face amount		269,000,000
Promissory Notes | Related Party | BAM Re Holdings
Related Party Transaction [Line Items]
Repayment of borrowings to related parties		50,000,000
Subsidiaries Investments | Related Party
Related Party Transaction [Line Items]
Payments to acquire investments		$ 3,300,000,000